UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 03-31-2006

Check here if Amendment: [  ]; Amendment Number:

This Amendment:     [  ] is a restatement
                    [  ] adds new holdings entries

Institutional Investment Manager filing this report:

Name:          Boston Research and Management, Inc.

Address:       40 Beach Street, Suite 200
               Manchester, MA 01944

13F File Number: 28-10522

The institutional investment manager filing this report and the report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report:   Daniel Larsen
Title:                        Portfolio Manager
Phone:                        978-526-9700

Signature,               Place,              Date of Signing
Daniel Larsen            Manchester, MA      4/7/2006

Report Type (Check one only):

[ X ]     13F HOLDINGS REPORT.
[   ]     13F NOTICE.
[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 116
Form 13F Information Table Value Total: $152,267,823

List of Other Included Managers:


No. 13F File Number


FORM 13F INFORMATION TABLE


                                   Title                                        Shares/Put/Invstmt Other   Voting Authority
Name of Issuer                     of Class  CUSIP       Market Value  Shares   PRN    CallDiscret.ManagersSole     Share   None

3M Co                              Common    88579Y101   $381,099      5,035    SH         Sole                             5,035
Abbott Laboratories                Common    002824100   $369,404      8,698    SH         Sole                             8,698
Alltel Corporation                 Common    020039103   $1,197,992    18,501   SH         Sole                             18,501
Ambac Financial Group Inc          Common    023139108   $2,614,525    32,845   SH         Sole                             32,845
American Express Co                Common    025816109   $340,787      6,485    SH         Sole                             6,485
American International Group, Inc. Common    026874107   $713,904      10,802   SH         Sole                             10,802
AMEX Energy Sector SPDR            Common    81369y506   $2,400,182    44,121   SH         Sole                             44,121
Amgen Inc.                         Common    031162100   $1,494,067    20,537   SH         Sole                             20,537
Anheuser-Busch Companies, Inc.     Common    035229103   $2,911,073    68,063   SH         Sole                             68,063
AT&T Corp                          Common    00206r102   $302,082      11,171   SH         Sole                             11,171
Automatic Data Processing, Inc.    Common    053015103   $2,039,155    44,640   SH         Sole                             44,640
AutoZone, Inc.                     Common    053332102   $3,066,464    30,760   SH         Sole                             30,760
Avon Products, Inc.                Common    054303102   $1,932,315    61,992   SH         Sole                             61,992
Bank of America Corporation        Common    060505104   $625,035      13,724   SH         Sole                             13,724
Baxter International, Inc,         Common    071813109   $224,050      5,773    SH         Sole                             5,773
BB & T Corp                        Common    054937107   $1,138,387    29,040   SH         Sole                             29,040
Bellsouth Corporation              Common    079860102   $446,018      12,872   SH         Sole                             12,872
Bemis Inc Com                      Common    081437105   $233,534      7,395    SH         Sole                             7,395
Berkshire Hathaway Inc. Class A    Common    084670108   $2,078,050    23       SH         Sole                             23
Berkshire Hathaway Inc. Class B    Common    084670207   $569,268      189      SH         Sole                             189
Best Buy Co., Inc.                 Common    086516101   $4,794,009    85,714   SH         Sole                             85,714
Boston Properties, Inc.            Common    101121101   $903,126      9,685    SH         Sole                             9,685
Boston Scientific Corp             Common    101137107   $206,759      8,970    SH         Sole                             8,970
BP p.l.c. ADR                      Common    055622104   $566,687      8,220    SH         Sole                             8,220
Bristol-Myers Squibb Company       Common    110122108   $219,521      8,920    SH         Sole                             8,920
Canadian Natural Resources Ltd.    Common    136385101   $248,147      4,480    SH         Sole                             4,480
Caremark Rx, Inc                   Common    141705103   $2,767,113    56,265   SH         Sole                             56,265
Caterpillar                        Common    149123101   $227,279      3,165    SH         Sole                             3,165
Chevron Corp                       Common    166764100   $1,299,224    22,412   SH         Sole                             22,412
Cintas Corporation                 Common    172908105   $263,093      6,173    SH         Sole                             6,173
Cisco Systems, Inc.                Common    17275r102   $657,381      30,336   SH         Sole                             30,336
Citigroup Inc.                     Common    172967101   $4,342,089    91,934   SH         Sole                             91,934
Clorox Company                     Common    189054109   $2,722,277    45,485   SH         Sole                             45,485
Coca-Cola Company                  Common    191216100   $3,141,066    75,019   SH         Sole                             75,019
Colgate-Palmolive Company          Common    194162103   $2,965,489    51,935   SH         Sole                             51,935
Comcast Corporation                Common    20030n200   $3,513,009    134,495  SH         Sole                             134,495
ConocoPhillips                     Common    20825C104   $215,973      3,420    SH         Sole                             3,420
Danaher Corp.                      Common    235851102   $330,460      5,200    SH         Sole                             5,200
Dell Inc                           Common    24702R101   $2,321,726    78,015   SH         Sole                             78,015
Diamonds Trust Series 1            Common    252787106   $632,575      5,683    SH         Sole                             5,683
Du Pont                            Common    263534109   $234,645      5,559    SH         Sole                             5,559
eBay Inc.                          Common    278642103   $336,570      8,630    SH         Sole                             8,630
Ecolab Inc                         Common    278865100   $336,733      8,815    SH         Sole                             8,815
EMC Corp/Mass                      Common    268648102   $351,654      25,800   SH         Sole                             25,800
Emerson Electric Co                Common    291011104   $233,328      2,790    SH         Sole                             2,790
Exxon Mobil Corp.                  Common    30231g102   $3,374,773    55,451   SH         Sole                             55,451
First Data Corp.                   Common    319963104   $2,561,309    54,705   SH         Sole                             54,705
Ford Motor Company                 Common    345370860   $169,630      21,310   SH         Sole                             21,310
Forest Laboratories, Inc.          Common    345838106   $357,933      8,020    SH         Sole                             8,020
Gannett Co., Inc.                  Common    364730101   $1,196,304    19,965   SH         Sole                             19,965
General Electric Company           Common    369604103   $3,090,541    88,859   SH         Sole                             88,859
Harley-Davidson, Inc.              Common    412822108   $1,581,406    30,482   SH         Sole                             30,482
Hewlett-Packard Co                 Common    428236103   $542,124      16,477   SH         Sole                             16,477
Home Depot, Inc.                   Common    437076102   $1,726,108    40,806   SH         Sole                             40,806
IDEXX Laboratories, Inc            Common    45168d104   $313,919      3,635    SH         Sole                             3,635
Illinois Tool Works                Common    452308109   $276,410      2,870    SH         Sole                             2,870
IMS Health Inc.                    Common    449934108   $357,739      13,882   SH         Sole                             13,882
Intel Corp                         Common    458140100   $474,895      24,403   SH         Sole                             24,403
Intl Business Machines Corp        Common    459200101   $778,022      9,434    SH         Sole                             9,434
iShares DJ Select Dividend         Common    464287168   $758,984      12,105   SH         Sole                             12,105
iShares Lehman US Treasury Fund    Common    464287176   $361,132      3,588    SH         Sole                             3,588
iShares MSCI EAFE Index Fund       Common    464287465   $1,664,808    25,644   SH         Sole                             25,644
iShares MSCI Emerging Markets IndexCommon    464287234   $1,974,639    19,945   SH         Sole                             19,945
iShares MSCI Japan Index Fund      Common    464286848   $1,168,365    81,136   SH         Sole                             81,136
iShares Russell 2000 Index Fund    Common    464287655   $2,661,609    35,035   SH         Sole                             35,035
iShares S&P Midcap 400             Common    464287507   $317,120      4,000    SH         Sole                             4,000
iShares S&P Midcap 400/Value       Common    464287705   $325,933      4,250    SH         Sole                             4,250
iShares S&P SmallCap 600 Index FundCommon    464287804   $231,567      3,550    SH         Sole                             3,550
J.P. Morgan Chase & Co.            Common    46625h100   $1,307,857    31,408   SH         Sole                             31,408
Johnson & Johnson                  Common    478160104   $4,212,066    71,125   SH         Sole                             71,125
Laboratory CP Amer Hldgs           Common    50540R409   $2,839,204    48,550   SH         Sole                             48,550
Lehman Brothers Holdings Inc.      Common    524908100   $218,963      1,515    SH         Sole                             1,515
Liberty Media Corp.                Common    530718105   $1,741,341    212,100  SH         Sole                             212,100
Marsh & McLennan Companies, Inc.   Common    571748102   $229,771      7,826    SH         Sole                             7,826
McGraw-Hill Companies, Inc.        Common    580645109   $3,263,707    56,641   SH         Sole                             56,641
Medtronic, Inc.                    Common    585055106   $853,970      16,827   SH         Sole                             16,827
Microsoft Corp                     Common    594918104   $2,738,959    100,660  SH         Sole                             100,660
Mohawk Industries, Inc.            Common    608190104   $2,925,293    36,240   SH         Sole                             36,240
Motorola, Inc.                     Common    620076109   $307,290      13,412   SH         Sole                             13,412
Nucor Corporation                  Common    670346105   $208,951      1,994    SH         Sole                             1,994
Occidental Petroleum               Common    674599105   $284,096      3,066    SH         Sole                             3,066
Oil Service HOLDRs Trust           Common    678002106   $322,982      2,200    SH         Sole                             2,200
Omnicom Group Inc Com              Common    681919106   $3,195,215    38,380   SH         Sole                             38,380
Oracle Corp.                       Common    68389X105   $252,964      18,478   SH         Sole                             18,478
Paychex, Inc.                      Common    704326107   $390,271      9,368    SH         Sole                             9,368
Pepsi Co Inc                       Common    713448108   $851,131      14,728   SH         Sole                             14,728
Pfizer Inc.                        Common    717081103   $2,696,550    108,208  SH         Sole                             108,208
Pharmaceutical HOLDRs Trust        Common    71712A206   $242,760      3,400    SH         Sole                             3,400
PolyMedica Corporation             Common    731738100   $332,823      7,857    SH         Sole                             7,857
Praxair, Inc.                      Common    74005P104   $220,600      4,000    SH         Sole                             4,000
Procter & Gamble Co                Common    742718109   $4,536,705    78,721   SH         Sole                             78,721
Progress Energy, Inc.              Common    743263105   $213,743      4,860    SH         Sole                             4,860
Qualcomm, Inc.                     Common    747525103   $241,448      4,770    SH         Sole                             4,770
Royal Dutch Pete - A               Common    780259206   $283,906      4,560    SH         Sole                             4,560
Sara Lee Corp                      Common    803111103   $230,652      12,900   SH         Sole                             12,900
Schlumberger                       Common    806857108   $210,106      1,660    SH         Sole                             1,660
SPDR Tr Unit Ser 1                 Common    78462F103   $2,457,163    18,926   SH         Sole                             18,926
Stryker Corp                       Common    863667101   $213,364      4,812    SH         Sole                             4,812
Student Loan Corporation           Common    863902102   $214,360      920      SH         Sole                             920
Sun Microsystems Inc.              Common    866810104   $61,129       11,916   SH         Sole                             11,916
Synovus Finl Corp Com              Common    87161C105   $1,392,697    51,410   SH         Sole                             51,410
Sysco Corp                         Common    871829107   $4,195,585    130,907  SH         Sole                             130,907
Time Warner, Inc.                  Common    887317105   $283,701      16,897   SH         Sole                             16,897
Tyco Intl Ltd New Com              Common    902124106   $677,450      25,202   SH         Sole                             25,202
United Technologies Corp           Common    913017109   $3,933,846    67,860   SH         Sole                             67,860
UnitedHealth Group Inc             Common    91324P102   $255,280      4,570    SH         Sole                             4,570
US Bancorp                         Common    902973304   $353,648      11,595   SH         Sole                             11,595
Verizon Communications             Common    92343v104   $296,838      8,715    SH         Sole                             8,715
Walgreen Co                        Common    931422109   $423,537      9,820    SH         Sole                             9,820
Wal-Mart Stores                    Common    931142103   $4,801,289    101,636  SH         Sole                             101,636
Walt Disney Co.                    Common    254687106   $1,061,995    38,078   SH         Sole                             38,078
Washington Mut Inc Com             Common    939322103   $3,487,882    81,836   SH         Sole                             81,836
Wellpoint Health Networks          Common    94973V107   $1,741,246    22,488   SH         Sole                             22,488
Wells Fargo & Co.                  Common    949746101   $4,210,152    65,917   SH         Sole                             65,917
Wyeth                              Common    983024100   $360,795      7,436    SH         Sole                             7,436
Yum! Brands, Inc.                  Common    988498101   $1,319,953    27,015   SH         Sole                             27,015
